Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Income taxes
24.	Income taxes

(a)	Provision for income taxes

	Year Ended December 31,
	2022	2021	2020
		(Restated)

Income before income taxes	$2,791,875	$(832,074)	$(5,826,526)
Combined statutory income tax rate	26.14%	27.00%	27.00%
Income tax benefit at the statutory tax rate	729,657	(224,660)	(1,573,162)
Non-deductible expenses	15,626	273,784	119,543
Revaluation of warrant liabilities	(8,365,980)	(418,774)	-
Foreign exchange gain	(593,325)	-	-
Share based compensation	-	1,304,058	336,839
Tax asset recognized			(71,801)
Impairment of goodwill	329,506	-	-
Effect of lower tax rate of subsidiary	-	(103,388)	-
Temporary difference unrecognized	-	-	532,589
Other	59,931	126,874	1,497
Change in unrecognized deferred tax asset	6,287,118	1,342,725	18,682
Deferred Income tax (recovery) provision	$(1,537,467)	$2,300,619	$(635,813)

Current income taxes in the income statement	$-	$127,340	$-
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$(7,824,585)	$2,089,839	$(1,168,402)
Prior period adjustment	-	83,440
Change in unrecognized deferred tax asset	6,287,118	-	532,589
Deferred Income tax (recovery) provision	$(1,537,467)	$2,173,279	$(635,813)
Total income tax expense (recovery) for the year	$(1,537,467)	$2,300,619	$(635,813)

(b)	Deferred income tax

Movement of deferred income tax in 2022

	January 1,	Profit or	Other Comprehensive		December 31,
	2022	loss	Income	Equity	2022

Property, plant and equipment	$(1,781,767)	$(3,249,116)	$-	$-	$(5,030,883)
Right of use assets	(543,242)	(120,181)	-	-	(663,423)
Digital currencies	(1,047,759)	1,186,091	1,047,758	-	1,186,090
Lease liabilities	-	143,082	-	-	143,082
Stock based compensation	709,474	(638,992)	-	(70,482)	-
Non-capital losses	148,551	4,216,583	-	-	4,365,134
Non-capital losses - Canada	-	593,325	-	-	593,325
Unrealized foreign exchange gain - Canada	-	(593,325)	-	-	(593,325)
Total	$(2,514,743)	$1,537,467	$1,047,758	$(70,482)	$-

Movement of deferred income tax in 2021

	January 1,	Profit or	Other Comprehensive		December 31,
	2021	loss	Income	Equity	2021
Property, plant and equipment	$(755,431)	$(1,026,336)	$-	$-	$(1,781,767)
Right of use assets	(630,826)	87,584	-	-	(543,242)
Digital currencies	(701,451)	-	(346,308)	-	(1,047,759)
Lease liabilities	665,439	(665,439)	-	-	-
Stock based compensation	-	637,673	-	71,801	709,474
Non-capital losses	1,356,631	(1,208,080)	-	-	148,551
Total	$(65,638)	$(2,174,598)	$(346,308)	$71,801	$(2,514,743)

	January 1,	Profit or	Other Comprehensive		December 31,
	2021	loss	Income	Equity	2021
Property, plant and equipment	-	$(755,431)	$-	$-	$(755,431)
Right of use assets	-	(630,826)	-	-	(630,826)
Digital currencies	-	-	(701,451)	-	(701,451)
Lease liabilities	-	665,439	-	-	665,439
Non-capital losses	-	1,356,631	-	-	1,356,631
Total		635,813	(701,451)		(65,638)

As at December 31, 2022, 2021 and 2020, deductible timing differences available for which the Company has not recognized deferred tax asset are as follows:

	As at	As at	As at
	December 31,	December 31,	December 31,
	2022	2021	2020
Share issue costs	$6,042,213	$529,320	$758,041
Stock based compensation	4,307,117	-	-
Property, plant and equipment	-	-	26,402,452
Non-capital losses - USA	21,425,219	-	-
Non-capital losses - Canada	1,929,162	2,359,944	557,042
	$33,703,711	$2,889,264	$27,717,535

The ability to realize the tax benefits is dependent upon a number of factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

The Canadian non-capital losses for which no deferred tax asset was recognized expire in 2041 and 2042. The non-capital losses available in the United States have no expiry date.